CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Operating activities
Loss before income tax expense	$ (634,664)	$ (346,209)	$ (605,556)
Adjustments to reconcile loss before income tax expense to net cash provided by operating activities:
Depreciation and amortization	55,296	62,271	70,248
Depreciation of right-of-use assets	37,552	35,127	0
Share-based payment expense	385,732	313,395	257,762
Net loss on exchange derivative and capped call transactions	616,446	335,953	533,908
Amortization of debt discount and issuance cost	109,548	35,608	33,939
Interest income	(7,174)	(27,801)	(33,500)
Interest expense	13,164	14,002	6,302
Net unrealized foreign currency loss (gain)	7,650	(1,503)	(770)
Impairment of lease-related assets	7,435	0	0
Net unrealized loss on investments	2,000	0	0
Loss (gain) on sale of investments, disposal of assets and other	1,144	(993)	(2,357)
Changes in assets and liabilities:
Trade receivables	(61,256)	(29,440)	(30,211)
Prepaid expenses and other assets	(13,054)	(10,608)	1,085
Trade and other payables, provisions and other non-current liabilities	64,899	51,532	75,624
Deferred revenue	294,371	131,535	122,502
Interest received	12,513	29,217	30,328
Tax refunds received (income tax paid), net	(50,272)	(17,876)	7,038
Net cash provided by operating activities	841,330	574,210	466,342
Investing activities
Business combinations, net of cash acquired	(91,584)	(53,212)	(418,595)
Purchases of intangible assets	(1,800)	0	(2,110)
Purchases of property and equipment	(31,520)	(35,709)	(44,192)
Proceeds from sales of property, equipment and intangible assets	0	0	3,721
Purchases of investments	(119,431)	(985,931)	(648,036)
Proceeds from maturities of investments	454,996	513,268	485,021
Proceeds from sales of investments	48,786	245,498	20,545
Increase in restricted cash	(2,618)	(2,085)	(552)
Payment of deferred consideration	(185)	(760)	0
Net cash provided by (used in) investing activities	256,644	(318,931)	(604,198)
Financing activities
Proceeds from exercise of share options	1,163	1,802	3,542
Payment of issuance costs for debt	(4,445)	0	(410)
Payments of lease obligations	(44,874)	(38,125)	0
Interest paid	(6,498)	(6,250)	(6,319)
Repayment of exchangeable senior notes	(1,803,244)	(2)	0
Proceeds from settlement of capped call transactions	203,093	0	0
Net cash used in financing activities	(1,654,805)	(42,575)	(3,187)
Effect of exchange rate changes on cash and cash equivalents	5,406	(1,176)	(855)
Net increase (decrease) in cash and cash equivalents	(551,425)	211,528	(141,898)
Cash and cash equivalents at beginning of period	1,479,969	1,268,441	1,410,339
Cash and cash equivalents included in assets held for sale	(9,317)	0	0
Cash and cash equivalents at end of period	$ 919,227	$ 1,479,969	$ 1,268,441